Employee benefits (Details 7) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumption of discount rates [member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,807)	$ (1,991)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	2,033	2,436
Actuarial assumption of employee turnover rate [Member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(237)	(252)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 265	$ 281